Property, Plant and Equipment, Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 16,972,535
Ending balance	16,843,659	R$ 16,972,535
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,101,670	20,389,585
Additions	113,518	566,626
Business combinations		162,684
Disposals	(67,482)	(828,607)
Transfers	453,593	(267,337)
Effect of exchange rate fluctuations	27,348	78,719
Ending balance	20,627,829	20,101,670
Discontinued operation	(818)
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,129,135)	(3,415,975)
Additions	(665,429)	(675,564)
Disposals	14,917	789,053
Transfers	(6,013)	179,673
Impairment		(750)
Effect of exchange rate fluctuations	907	(5,572)
Ending balance	(3,784,170)	(3,129,135)
Discontinued operation	583
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	883,234
Ending balance	904,977	883,234
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	883,234	851,885
Additions	2,795
Business combinations		(6,878)
Effect of exchange rate fluctuations	18,948	38,227
Ending balance	904,977	883,234
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,248,060
Ending balance	15,139,819	15,248,060
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,631,883	17,433,267
Additions	12,031	412,053
Disposals	(67,259)	(131,263)
Transfers	447,863	(82,174)
Ending balance	18,024,518	17,631,883
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,383,823)	(2,004,657)
Additions	(515,615)	(472,939)
Disposals	14,747	94,133
Transfers	(8)	(360)
Ending balance	(2,884,699)	(2,383,823)
Operating license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	211,268
Ending balance	199,673	211,268
Operating license [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	435,624	435,624
Transfers	171
Ending balance	435,795	435,624
Operating license [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(224,356)	(212,616)
Additions	(11,766)	(11,740)
Ending balance	(236,122)	(224,356)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37,877
Ending balance	36,969	37,877
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37,877	252,474
Disposals		(228,270)
Effect of exchange rate fluctuations	8,293	13,673
Ending balance	46,170	37,877
Trademarks [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(205,443)
Additions	(9,201)	(22,827)
Disposals		228,270
Ending balance	(9,201)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	428,244
Ending balance	418,642	428,244
Customer-related intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	742,863	989,387
Additions	85,438	77,931
Business combinations		136,626
Disposals	(215)	(402,266)
Transfers	(704)	(74,632)
Effect of exchange rate fluctuations	1,709	15,817
Ending balance	829,091	742,863
Customer-related intangible assets [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(314,619)	(787,426)
Additions	(95,034)	(105,773)
Disposals	162	400,679
Transfers	(3,626)	179,636
Effect of exchange rate fluctuations	2,668	(1,735)
Ending balance	(410,449)	(314,619)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	163,852
Ending balance	143,579	163,852
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	370,189	426,948
Additions	13,254	76,642
Business combinations		32,936
Disposals	(8)	(66,808)
Transfers	6,263	(110,531)
Effect of exchange rate fluctuations	(1,602)	11,002
Ending balance	387,278	370,189
Discontinued operation	(818)
Other [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(206,337)	(205,833)
Additions	(33,813)	(62,285)
Disposals	8	65,971
Transfers	(2,379)	397
Impairment		(750)
Effect of exchange rate fluctuations	(1,761)	(3,837)
Ending balance	(243,699)	R$ (206,337)
Discontinued operation	R$ 583